                         PRUCO LIFE INSURANCE COMPANY'S
                           STRATEGIC PARTNERS ADVISOR

                       Supplement Dated March 22, 2002
                                       To
                          Prospectus Dated May 1, 2001


In the "Other Information" section of the prospectus, under the heading "Sale and Distribution of the Contract," we change the reference to a "commission of up to 1.25% of your Purchase Payments" to refer instead to a "commission of up to 2% of your Purchase Payments." We reserve the right to change the 2% commission without notice.